Employee benefits (Tables)	9 Months Ended
Jul. 31, 2024
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Summary of Expenses for Bank's Principal Plans
Employee benefits include pensions, other post-retirement benefits, and post-employment benefits. The following table summarizes the expenses for the Bank’s principal plans
(1)
.

	For the three months ended
	Pension plans			Other benefit plans
($ millions)	July 31 2024	April 30 2024	July 31 2023	July 31 2024	April 30 2024	July 31 2023
Defined benefit service cost	$51	$51	$55	$5	$4	$5
Interest on net defined benefit (asset) liability	(8)	(7)	(8)	16	17	15
Other	3	3	3	2	(1)	(2)
Defined benefit expense	$46	$47	$50	$23	$20	$18
Defined contribution expense	$46	$45	$40	$–	$–	$–
Actuarial gains (losses) on employee benefit plans in other comprehensive income (2)	$138	$264	$200	$(18)	$25	$45

	For the nine months ended
	Pension plans		Other benefit plans
($ millions)	July 31 2024	July 31 2023	July 31 2024	July 31 2023
Defined benefit service cost	$154	$165	$14	$15
Interest on net defined benefit (asset) liability	(23)	(25)	51	48
Other	9	9	4	–
Defined benefit expense	$140	$149	$69	$63
Defined contribution expense	$137	$117	$–	$–
Actuarial gains (losses) on employee benefit plans in other comprehensive income (2)	$(70)	$(192)	$(51)	$(7)
(1)	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
(2)	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.